Private Placement Notes	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Instruments [Abstract]
Private Placement Notes
NOTE 9. PRIVATE PLACEMENT NOTES
In 2019, the Company completed two private placement arrangements (the “June Notes” and the “November Notes”), each comprised of
5-year
senior secured promissory notes with a face value of $70.0 million and $60.0 million, respectively. Both notes accrue interest at an annual rate of 9.75%, payable semi-annually, in equal installments, in arrears on June 18 and December 18 of each year. The purchasers of the June Notes received warrants to purchase 1,470,000 Subordinate Voting Shares and the purchasers of the November Notes received warrants to purchase 1,560,000 Subordinate Voting Shares, which can be exercised for three years after closing.
The fair value of the June Notes was determined to be $63.9 million using an interest rate of 13.32% which the Company estimates would have been the coupon rate required to issue the June Notes had the financing not included the June Warrants. The fair value of the June Warrants was determined to be $4.7 million using the Black-Scholes option pricing model and the following assumptions: share price: C$14.48; exercise price: C$17.25; expected life: 3 years; annualized volatility: 49.96%; dividend yield: 0%; discount rate: 1.92%; C$ exchange rate: 1.34.
The fair value of the November Notes was determined to be $54.5 million using an interest rate of 13.43% which the Company estimates would have been the coupon rate required to issue the notes had the financing not included the November Warrants. The fair value of the November Warrants was determined to be $4.4 million using the Black-Scholes option pricing model and the following assumptions: share price: C$14.29; exercise price: C$17.25; expected life: 2.6 years; annualized volatility: 48.57%; dividend yield: 0%; discount rate: 1.92%; C$ exchange rate: 1.32.
For the three and nine months ended September 30, 2021 accretion expense was $0.8 million and $2.3 million respectively. For the three and nine months ended September 30, 2020, accretion expense was $0.7 million and $2.1 million, respectively. Accretion expense is included in general and administrative expenses in the condensed consolidated statements of operations and comprehensive income.
Because of the Canadian denominated exercise price, the June and November Warrants did not qualify to be classified within equity and were therefore classified as derivative liabilities at fair value with changes in fair value charged or credited to earnings in the condensed consolidated statements of operations and comprehensive income prior to December 10, 2020.
On December 10, 2020, the Company entered into a Supplemental Warrant Indenture with Odyssey Trust Company pursuant to which it amended the terms of the issued and outstanding subordinate voting share purchase warrants of the Company (the “Public Warrants”) to convert the exercise price of the Public Warrants to $13.47 per share, the U.S. dollar equivalent of the Canadian dollar exercise price of the Public Warrants of C$17.25. The U.S. dollar exercise price was determined using the U.S. dollar exchange rate published by the Bank of Canada as at the close of business on December 9, 2020 of C$1.00 = $0.781. The June Warrants and November Warrants converted to equity as per ASC
815-40,
at an expense of $25.5 million and $27.1 million, respectively.
The $130.0 million principal amount of the June and November Notes are due in June 2024.
Scheduled annual maturities of the principal portion of long-term debt outstanding at September 30, 2021 in the successive five-year period and thereafter are summarized below:

Private placement notes
(dollars in thousands)
2021	$—
2022	—
2023	—
2024	130,000
2025	—
Thereafter	—

Total debt	130,000
Less: unamortized debt issuance costs	(10,522)

Net debt	$119,478

9.	DEBT
On May 16, 2019, the Company completed a private offering of an aggregate principal amount of $17.8 million of 9.75% unsecured notes of the Company maturing on August 14, 2019 (the “Bridge Notes”). In connection with the closing of the June Units (defined below), the Company repaid the Bridge Notes.
On June 18, 2019, the Company completed a private placement financing comprising
5-year
senior secured promissory notes (the “June Notes”) with a face value of $70.0 million The June Notes accrue interest at an annual rate of 9.75%, payable semi-annually, in equal installments, in arrears on June 18 and December 18 of each year, commencing on December 18, 2019. The purchasers of the June Notes also received warrants to purchase 1,470,000 Subordinate Voting Shares at an exercise price of $13.47 (the “June Warrants”), which can be exercised for three years after the closing.
The fair value of the June Notes was determined to be $63.9 million using an interest rate of 13.32% which the Company estimates would have been the coupon rate required to issue the notes had the financing not included the June Warrants. The fair value of the June Warrants was determined to be $4.7 million using the Black-Scholes option pricing model and the following assumptions: Share Price: C$14.48; Exercise Price: C$17.25; Expected Life: 3 years; Annualized Volatility: 49.96%; Dividend yield: 0%; Discount Rate: 1.92%; C$ Exchange Rate: 1.34.
Issuance costs totaling $3.1 million were allocated between the June Notes and the June Warrants based on their relative fair values with $2.9 million allocated to the June Notes and $0.2 million expensed as incurred.
The June Notes will accrete from their carrying value on June 18, 2019 of $60.1 million to $70.0 million at maturity in
5 years
using an effective interest rate of 13.32%. For the years ended December 31, 2020 and 2019 accretion expense of $1.5 million and $0.7 million respectively, was included in general and administrative expenses in the statements of operations and comprehensive income.
Because of the Canadian denominated exercise price, the June Warrants did not qualify to be classified within equity and were therefore classified as derivative liabilities at fair value with changes in fair value charged or credited to earnings in the consolidated statements of operations and comprehensive income prior to December 10, 2020.
On December 10, 2020, the Company entered into a Supplemental Warrant Indenture with Odyssey Trust Company pursuant to which it amended the terms of the issued and outstanding subordinate voting share purchase warrants of the Company (the “Public Warrants”) to convert the exercise price of the Public Warrants to $13.47 per share, the U.S. dollar equivalent of the Canadian dollar exercise price of the Public Warrants of C$17.25. The U.S. dollar exercise price was determined using the U.S. dollar exchange rate published by the Bank of Canada as at the close of business on December 9, 2020 of C$1.00 = $0.781. As of December 10, 2020, the June Notes converted to equity as per ASC
815-40,
at an expense of $25.5 million which is included in other (expense) income on the consolidated statement of operations and comprehensive income.
On November 7, 2019, the Company completed a prospectus offering of 60,000 units of the Company (the “November Units”), comprised of an aggregate principal amount of $60.0 million of 9.75% senior secured notes of the Company maturing in 2024 (the “November Notes”) and an aggregate amount of 1,560,000 Subordinate Voting Share warrants of the Company (each individual warrant being a “November Warrant”) at a price of $980 per Unit for a gross proceeds of $61.1 million. Each Unit was comprised of one Note issued in denominations of $1,000 and 26 Warrants.
The fair value of the November Notes was determined to be $56.7 million using an interest rate of 13.43% which the Company estimates would have been the coupon rate required to issue the notes had the financing not included the November Warrants. The fair value of the November Warrants was determined to be $4.4 million using the Black-Scholes option pricing model and the following assumptions: Share Price: C$14.29; Exercise Price: C$17.25; Expected Life: 2.6 years; Annualized Volatility: 48.57%; Dividend yield: 0%; Discount Rate: 1.92%; C$ Exchange Rate: 1.32

Issuance costs totaling $2.1 million were allocated between the November Notes and the November Warrants based on their relative fair values with $2.0 million allocated to the November Notes and $0.2 million expensed in the consolidated statements of operations and comprehensive income.
The November Notes will accrete from their carrying value on November 7, 2019 of $54.7 million to $60.0 million at maturity in 4.6 years using an effective interest rate of 13.43%. For the years ended December 31, 2020 and 2019, the Company incurred accretion expense of $1.3 million and $0.1 million which is included in general and administrative in the consolidated statements of operations and comprehensive income.
Because of the Canadian denominated exercise price, the November Warrants did not qualify to be classified within equity and were therefore classified as derivative liabilities at fair value with changes in fair value charged or credited to earnings in the consolidated statements of operations and comprehensive income prior to December 10, 2020.
On December 10, 2020, the Company entered into a Supplemental Warrant Indenture with Odyssey Trust Company pursuant to which it amended the terms of the issued and outstanding subordinate voting share purchase warrants of the Company (the “Public Warrants”) to convert the exercise price of the Public Warrants to $13.47 per share, the U.S. dollar equivalent of the Canadian dollar exercise price of the Public Warrants of C$17.25. The U.S. dollar exercise price was determined using the U.S. dollar exchange rate published by the Bank of Canada as at the close of business on December 9, 2020 of C$1.00 = $0.781. As of December 10, 2020, the November Notes converted to equity as per ASC
815-40,
at an expense of $27.1 million, which is included in other (expense) income on the consolidated statement of operations and comprehensive income.
The $130.0 million principal amount of the June and November Notes are due in June 2024.
Scheduled annual maturities of the principal portion of long-term debt outstanding at December 31, 2020 in the successive five-year period and thereafter are summarized below:

Year Ended December 31,	Other Long-term Liabilities
(dollars in thousands)
2021	$—
2022	—
2023	—
2024	130,000
2025
Thereafter	—
Total Debt	130,000
Less: Unamortized debt issuance costs	(12,835)

Net Debt	$117,165

The net debt of $117.2 million is recorded as other long-term liabilities in our consolidated balance sheet as of December 31, 2020